Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements
Supplemental Cash Flow Information

(Millions)	2017	2016	2015
Cash income tax payments, net of refunds	$1,604	$1,888	$2,331
Cash interest payments	214	194	134